SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended			1 Months Ended
	Feb. 28, 2012	Jul. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2012 Grayd	Nov. 30, 2011 Grayd	Nov. 18, 2011 Grayd	Jan. 31, 2012 Acquisition Grayd	Jan. 23, 2012 Acquisition Grayd
Subsequent event disclosures
Total purchase price to allocate (in dollars)								$ 222,100		$ 11,800
Maximum cash payable to total consideration (in dollars)								$ 165,954		$ 9,300
Shares issued for acquisition of mining property (in shares)		15,000				68,941	1,250,477		68,941
Cash dividends declared per common share (in dollars per share)	$ 0.2		$ 0	$ 0.64	$ 0.18